Warrants and Options (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Warrants and Options (Tables) [Line Items]
Schedule of warrants outstanding
	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2021	141,828	$11.99	2.16 years	$285,000
Granted	-	-	-	-
Expired/Cancelled	-	-	-	-
Exercised	-	-	-	-

Outstanding-period ending July 31, 2021	141,828	$11.99	1.41 years	$-

Exercisable - period ending July 31, 2021	141,828	$11.99	1.41 years	$-

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2019	182,500	$6.32	0.35	$4,101,000

Granted	50,000	20.90	3.00 years	-

Exercised	-	-	-	-

Expired/Cancelled	(162,500)	5.38	-	-

Outstanding, January 31, 2020	70,000	$18.93	2.08 years	-

Granted	91,828	12.53	3.00 years	-

Expired/Cancelled	(20,000)	14.00	-	-

Exercised	-	-	-	-

Outstanding-period ending January 31, 2021	141,828	$11.99	2.16	$853,311

Exercisable - period ending January 31, 2021	141,828	$11.99	2.16	$853,311

Schedule of additional information relating to warrants outstanding
Range of Exercise Prices	Number Outstanding	Remaining Contractual Life (Years)	Exercise Price for Shares Outstanding	Number Exercisable	Exercise Price for Shares Exercisable	Intrinsic Value
$11.00	95,000	1.25	$11.00	95,000	$11.00	$-
$14.00	46,828	1.75	$14.00	46,828	$14.00	$-

Range of Exercise Prices	Number Outstanding	Remaining Contractual Life(Years)	Exercise Price for Shares Outstanding	Number Exercisable	Exercise Price for Shares Exercisable
$11.00	95,000	1.75	$11.00	95,000	$11.00
$14.00	46,828	2.24	$14.00	46,828	$14.00

Stock Options [Member]
Warrants and Options (Tables) [Line Items]
Schedule of options outstanding
		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2019	-	$-	-	$-

Granted	25,000	25.64	0.05 years	232,750

Expired	(25,000)	25.64	-	-

Exercised	-	-	-	-

Outstanding-period ending January 31, 2020	-	$-	-	$-

Exercisable - period ending January 31, 2020	-	$-	-	$-